Consolidated Statements of Shareholder's Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Statement of Stockholders' Equity [Abstract]
Gain on foreign currency translation, net of tax of $0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0